Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Company Overview
Company Overview

1. Company Overview

Hycroft Mining Corporation (formerly known as Allied Nevada Gold Corp.) and its subsidiaries (collectively, “Hycroft”, the “Company”, “we”, “us”, “our”, etc.) is a U.S.-based gold producer that is focused on mining, developing, and exploring properties in the state of Nevada in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and, when operating, the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the state of Nevada and the corporate office is located in Denver, Colorado.

On January 13, 2020, – Mudrick Capital Acquisition Corporation (“MUDS”), a publicly traded blank check company, and Hycroft entered into a definitive purchase agreement under which Hycroft will sell substantially all of its assets to MUDS, and MUDS will discharge and pay or assume certain of Hycroft’s liabilities (the “MUDS transaction”) and amended on February 26, 2020 (as amended, the “Purchase Agreement”). Following the closing of the MUDS transaction, MUDS will be renamed as Hycroft Mining Holding Corporation and its shares of common stock will be listed on the Nasdaq Stock Market under the ticker symbol “HYMC”.

Pursuant to the terms of the MUDS transaction, MUDS will have at least $50.0 million of unrestricted and available cash on hand at closing. Cash sources for the MUDS transaction include (a) a  $110.0 million multi-tranche credit agreement arranged by Sprott Resource Lending Corp. (the “Sprott Credit Agreement”), of which $70.0 million is expected to be drawn at closing, (b) a  $30.0 million 1.5% net smelter royalty agreement arranged by Sprott Resource Lending Corp., (c) consummation of the $25 million forward purchase of MUDS units and shares by Mudrick Capital Acquisition Holdings LLC, (d) a  $65 million backstop agreement to purchase MUDS shares by certain existing stockholders of Hycroft, (e) $20 million of incremental private investment, and (f) the net cash remaining in MUDS’ trust account following any stockholder redemptions.

MUDS post-transaction indebtedness will include amounts drawn from the Sprott Credit Agreement plus the assumption of $80.0 million in aggregate principal amount of newly issued subordinated notes. All other indebtedness of Hycroft will be retired, exchanged for MUDS shares, converted into Hycroft shares.

The MUDS transaction will be funded through a combination of stock consideration payable to Hycroft (which Hycroft will promptly distribute to is stockholders), cash and stock to repay certain Hycroft indebtedness and the assumption of certain Hycroft obligations. The boards of directors of MUDS and Hycroft have approved the transaction and recommended that their respective stockholders approve the transaction. Stockholders of Hycroft holding a majority of the outstanding stock of Hycroft have agreed to support approval of the transaction at any meeting of Hycroft stockholders, subject to customary exceptions.

Completion of the proposed transaction, which is expected during the second quarter of 2020, is subject to customary and other closing conditions, including regulatory approvals and receipt of approvals from MUDS and Hycroft stockholders.

1. Company Overview

Hycroft Mining Corporation (formerly known as Allied Nevada Gold Corp.) and its subsidiaries (collectively, “HMC”, the “Company”, “we”, “us”, “our”, etc.) is a U.S.-based gold producer that is focused on mining, developing, and exploring properties in the state of Nevada in a safe, environmentally responsible, and cost-effective manner. Gold and silver sales represent 100% of the Company’s operating revenues and, when operating, the market prices of gold and silver significantly impact the Company’s financial position, operating results, and cash flows. The Hycroft Mine is located in the state of Nevada and the corporate office is located in Denver, Colorado.